Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has a well-established, disciplined process for granting equity awards to employees. Awards generally are granted on regularly scheduled predetermined dates in March of each calendar year. As part of the Company's annual performance and compensation review process, the Compensation Committee approves RSU, PSU and any other equity awards to our executive officers and other senior employees after fiscal year-end financial results are reported to the Compensation Committee, enabling the members to appropriately assess corporate performance. The Compensation Committee generally grants annual awards during the periods of time that trading would be permitted under our insider trading policy, which is referred to above as an “open window period.” Typically, as was the case in 2025, our annual awards have been granted several days after the public release of our fiscal year financial results and the filing of our Annual Report on Form 10-K. The Compensation Committee does not time the release of material nonpublic information based on equity award grant dates.
The Board has also established procedures for equity awards granted by our CEO and Chief Human Resources Officer ("CHRO") under authority delegated from the Compensation Committee. The CEO an CHRO may grant equity awards to newly hired employees, newly promoted employees or in recognition of the performance or achievement of an employee, provided that the employee is not an executive officer of Alignment, the equity award does not exceed the applicable per grant limitation (which vary as between the CEO and CHRO), and all awards granted under delegated authority do not exceed, in the aggregate, the total amount established on an annual basis by the Compensation Committee, if any. The delegation of granting authority also requires concurrent documentation and quarterly reporting to the Compensation Committee of all equity awards granted under such delegated authority. The grant date for a new hire grant or recognition grant to non-officer employees under delegated authority is typically the first Wednesday of the calendar month following the employee’s start date or the recognition date, or if the Nasdaq Stock Market was closed on such date, the next succeeding trading day.

Award Timing Method
The Compensation Committee has a well-established, disciplined process for granting equity awards to employees. Awards generally are granted on regularly scheduled predetermined dates in March of each calendar year. As part of the Company's annual performance and compensation review process, the Compensation Committee approves RSU, PSU and any other equity awards to our executive officers and other senior employees after fiscal year-end financial results are reported to the Compensation Committee, enabling the members to appropriately assess corporate performance. The Compensation Committee generally grants annual awards during the periods of time that trading would be permitted under our insider trading policy, which is referred to above as an “open window period.” Typically, as was the case in 2025, our annual awards have been granted several days after the public release of our fiscal year financial results and the filing of our Annual Report on Form 10-K. The Compensation Committee does not time the release of material nonpublic information based on equity award grant dates.
The Board has also established procedures for equity awards granted by our CEO and Chief Human Resources Officer ("CHRO") under authority delegated from the Compensation Committee. The CEO an CHRO may grant equity awards to newly hired employees, newly promoted employees or in recognition of the performance or achievement of an employee, provided that the employee is not an executive officer of Alignment, the equity award does not exceed the applicable per grant limitation (which vary as between the CEO and CHRO), and all awards granted under delegated authority do not exceed, in the aggregate, the total amount established on an annual basis by the Compensation Committee, if any. The delegation of granting authority also requires concurrent documentation and quarterly reporting to the Compensation Committee of all equity awards granted under such delegated authority. The grant date for a new hire grant or recognition grant to non-officer employees under delegated authority is typically the first Wednesday of the calendar month following the employee’s start date or the recognition date, or if the Nasdaq Stock Market was closed on such date, the next succeeding trading day.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee does not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false